Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41647
Entity Registrant Name	Ohmyhome Limited
Entity Central Index Key	0001944902
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11 Lorong 3 Toa Payoh
Entity Address, Address Line Two	Block B, #04-16/21
Entity Address, City or Town	Jackson Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	319579
Title of 12(b) Security	Ordinary shares, par value $0.001
Trading Symbol	OMH
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	22,785,110
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	WWC, P.C
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	11 Lorong 3 Toa Payoh
Entity Address, Address Line Two	Block B, #04-16/21
Entity Address, City or Town	Jackson Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	319579
City Area Code	65
Local Phone Number	6886 9009
Contact Personnel Name	Rhonda Wong